1933 Act File No. 333-80275

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                   ------

     Pre-Effective Amendment No.        .........................

     Post-Effective Amendment No.   1   .........................    X
                                  ------                           ------


                        MUNICIPAL SECURITIES INCOME TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire

                               1001 Liberty Avenue

                            Federated Investors Tower

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

Copies To:            Matthew G. Maloney, Esquire
                      Dickstein Shapiro Morin & Oshinsky LLP

                      2101 L Street, N.W.
                      Washington, D.C.  20037

                           PART C - OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

           Indemnification is provided to trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust, except where such indemnification is not permitted by law. However, the Declaration of Trust does not protect the trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

           Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

           Insofar as indemnification for liabilities arising under the Act may be permitted to trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

           Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940, as amended, for trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.


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ITEM 16.   EXHIBITS

1.1  Paper Copy of Declaration of Trust of Registrant (1)

1.2 Paper Copy of Amendment No. 1 (dated August 26, 1991) to Declaration of Trust (5)

1.3 Conformed Copy of Amendment No. 2 (dated August 6, 1990) to the Declaration of Trust(6)

1.4 Conformed Copy of Amendment No. 3 (dated August 31, 1992 ) to the Declaration of Trust(8)

1.5 Conformed Copy of Amendment No. 4 (dated September 17, 1992 ) to the Declaration of Trust(8)

1.6 Conformed Copy of Amendment No. 5 (dated February 4, 1993) to the Declaration of Trust(10)

1.7 Conformed Copy of Amendment No. 6 (dated May 24, 1993 ) to the Declaration of Trust(13)

1.8 Conformed Copy of Amendment No. 16 (dated May 20, 1999) to the Declaration of Trust(26)

2.1  Copy of By-Laws of the Registrant (1)

2.2  Copy of Amendment No. 1 (dated November 18, 1997) to the By-Laws (23)

2.3  Copy of Amendment No. 2 (dated February 23, 1998) to the By-Laws(23)

2.4  Copy of Amendment No. 3 (dated February 27, 1998) to the By-Laws(23)

2.5  Copy of Amendment No. 4 (dated May 12, 1998) to the By-Laws(23)

3    Not Applicable

4 Agreement and Plan of Reorganization dated June 2, 1999, between CCB Funds, on behalf of its portfolio CCB North Carolina Municipal Securities Fund, and Municipal Securities Income Trust, on behalf of its portfolio Federated North Carolina Municipal Income Fund, is included as Exhibit A to the Prospectus/Proxy Statement included in this Registration Statement(26)

5    Not Applicable

6.1  Conformed Copy of new Investment Advisory Contract of the Registrant(21)

6.2  Copy of Amendment to Investment Advisory Contract(12)

6.3  Conformed Copies of Amendments to Investment Advisory Contract(14)

6.4  Conformed Copies of Amendments to Investment Advisory Contract(14)

6.5  Conformed Copy of Amendment to Investment Advisory Contract*

7.1  Conformed Copy of Distributor's Contract of the Registrant(21)

7.2  Conformed Copy of Amendment to Distributor's Contract(12)

7.3  Conformed Copy of Amendment to Distributor's Contract(14)

7.4  Conformed Copy of Exhibit O to the Distributor's Contract(23)

7.5  Conformed Copy of Distributor's Contract (Class B Shares) (23)

7.6  Conformed Copy of Exhibit P to the Distributor's Contract(26)

7.7 The Registrant hereby incorporates the conformed copy of the specimen Mutual Fund Sales and Services Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Number 33-38550 and 811-6269).

8    Not Applicable

9.1  Conformed Copy of Custodian Contract of the Registrant(18)

9.2  Conformed Copy of Domestic Custody Fee Schedule(22)

10.1 Conformed Copy of Rule 12b-1 Distribution Plan of the Registrant(21)

10.2 Conformed Copy of Exhibit B to Rule 12b-1 Distribution Plan of the Registrant(23)

10.3 Conformed Copy of Exhibit C to the Distribution Plan of the Registrant(26)

10.4 The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141).

10.5 The responses described in Item 16 (7.7) are hereby incorporated by reference

11 Form of Opinion and Consent of Counsel regarding legality of shares being issued(26)

12   Opinion  of  Dickstein   Shapiro   Morin  &  Oshinsky  LLP   regarding  tax
     consequences of Reorganization*

13.1 Conformed Copy of Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement(23)

13.2 Conformed Copy of Amended and Restated Shareholder Services Agreement(22)

13.3 The responses described in Item 16 (7.6) and Item 16 (10.3) are hereby incorporated by reference.

13.4 The Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375).

14.1 Conformed Copy of Consent of Independent Auditors of CCB North Carolina Municipal Securities Fund, Arthur Andersen LLP(26)

15   Not Applicable

16   Conformed Copy of Power of Attorney(23)(25)

17   Form of Proxy of CCB North Carolina Municipal Securities Fund(26)

------------------------------



*    Filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on August 31, 1990. (File Nos. 33-36729 and 811-6165)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed on October 28, 1991. (File Nos. 33-36729 and 811-6165)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed on January 24, 1992. (File Nos. 33-36729 and 811-6165)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed on September 25, 1992. (File Nos. 33-36729 and 811-6165)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed on March 24, 1993. (File Nos. 33-36729 and 811-6165)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed on April 28, 1993. (File Nos. 33-36729 and 811-6165)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed on April 28, 1993. (File Nos. 33-36729 and 811-6165)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed on July 2, 1993. (File Nos. 33-36729 and 811-6165)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on October 28, 1993. (File Nos. 33-36729 and 811-6165)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on October 30, 1995. (File Nos. 33-36729 and 811-6165)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on October 23, 1996. (File Nos. 33-36729 and 811-6165)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed on October 15, 1997. (File Nos. 33-36729 and 811-6165)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed on October 31, 1997. (File Nos. 33-36729 and 811-6165)

23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on August 28, 1998. (File Nos. 33-36729 and 811-6165)

24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed on October 30, 1998. (File Nos. 33-36729 and 811-6165)

25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on April 29, 1999. (File Nos. 33-36729 and 811-6165)

26.  RESPONSE  IS  INCORPORATED   BY  REFERENCE  TO  REGISTRANT'S   REGISTRATION
     STATEMENT ON FORM N-14 FILED on June 9, 1999. (File Nos. 333-80275 and 811-6165)

ITEM 17.       UNDERTAKINGS

           (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

           (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12) of Form N-14 within a reasonable time after receipt of such opinion.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, MUNICIPAL SECURITIES INCOME TRUST, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Form N-14 under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of August, 1999.

                        MUNICIPAL SECURITIES INCOME TRUST

                      BY: /s/Gail Cagney
                      Gail Cagney, Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      August 25, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                   DATE

By:  /s/ Gail Cagney

     Gail Cagney                         Attorney In Fact       August 25, 1999
     ASSISTANT SECRETARY                 For the Persons

                                         Listed Below

     NAME                                   TITLE

John F. Donahue*                            Chairman and Trustee
                                            (Chief Executive Officer)

Richard B. Fisher*                          President

J. Christopher Donahue*                     Executive Vice President
                                            and Trustee

William D. Dawson III*                      Chief Investment Officer

Richard J. Thomas*                          Treasurer
                                            (Principal Financial and
                                            Accounting Officer)

Thomas G. Bigley*                           Trustee

John T. Conroy, Jr.*                        Trustee

Nicholas P. Constantakis*                   Trustee

Lawrence D. Ellis, M.D.*                    Trustee

Peter E. Madden*                            Trustee

Charles F. Mansfield, Jr.*                  Trustee

John E. Murray, Jr., J.D., S.J.D.*          Trustee

Marjorie P. Smuts*                          Trustee

* By Power of Attorney